Commitments and Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended								3 Months Ended	12 Months Ended			3 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011	Dec. 27, 2013	Dec. 27, 2013 Accrued and other current liabilities	Sep. 27, 2013 Accrued and other current liabilities	Dec. 27, 2013 Tax Matters Agreement Covidien	Sep. 27, 2013 Tax Matters Agreement Covidien	Dec. 27, 2013 Industrial Revenue Bonds	Sep. 27, 2013 Industrial Revenue Bonds	Dec. 27, 2013 Asbestos Matters Case	Sep. 27, 2013 Asbestos Matters Case	Dec. 27, 2013 Lower Passaic River, New Jersey Defendant	Sep. 28, 2012 Orrington Maine Environmental Matter	Jun. 28, 2013 Subpoena from US Attorney's Office for the Northern District of California	Dec. 27, 2013 Coldwater Creek, St. Louis County, Missouri Case	Sep. 27, 2013 Coldwater Creek, St. Louis County, Missouri Case	Sep. 27, 2013 Products Liability Litigation Defendant
Loss Contingencies [Line Items]
Litigation settlement															$ 3.5
Remedial cost range, minimum	46.4			44.5										95.8
Remedial cost range, maximum	81.5			80.3										170.3
Environmental liabilities	46.4			44.5										95.8
Environmental liabilities, current					5.8	6.9
Number of cases																14	6
Number of defendants													70					4
Asbestos related pending cases											11,500	11,500
Estimation of liability, historical term											5 years	5 years
Estimation of liability, expected future term of claims											7 years	7 years
Rent expense	16.9	15.5	14.4
Plant assets exchanged for IRBs									27.4	11.3
Tax agreement, tax threshold							$ 200.0	$ 200.0